First Quarter Report
August 31, 2023 (Unaudited)
Multi-Manager Value Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 6.1%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	1,811,803	26,796,566
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
Lumen Technologies, Inc.(b)	20,403	32,441
Verizon Communications, Inc.	965,974	33,789,771
Total		60,618,778
Entertainment 1.0%
Activision Blizzard, Inc.	72,433	6,663,112
Atlanta Braves Holdings, Inc., Class C(b)	659	24,277
Electronic Arts, Inc.	11,411	1,369,092
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,700	163,755
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,074	1,380,890
Liberty Media Corp.-Liberty Live, Class A(b)	3,198	106,525
Liberty Media Corp.-Liberty Live, Class C(b)	7,843	263,917
Madison Square Garden Entertainment Corp.(b)	476	15,275
Sphere Entertainment Co.(b)	476	16,689
Take-Two Interactive Software, Inc.(b)	1,889	268,616
Walt Disney Co. (The)(b)	358,909	30,033,505
Warner Bros Discovery, Inc.(b)	298,230	3,918,742
Total		44,224,395
Interactive Media & Services 1.5%
Alphabet, Inc., Class A(b)	247,924	33,759,811
Meta Platforms, Inc., Class A(b)	106,830	31,609,929
Total		65,369,740
Media 1.9%
Charter Communications, Inc., Class A(b)	46	20,154
Comcast Corp., Class A	1,488,573	69,605,674
Fox Corp., Class A	80,559	2,663,281
Fox Corp., Class B	64,046	1,954,684
Interpublic Group of Companies, Inc. (The)	128,172	4,179,689
Liberty Broadband Corp., Class A(b)	2,117	198,236
Liberty Broadband Corp., Class C(b)	15,540	1,453,922
Liberty Media Corp.-Liberty SiriusXM(b)	27,937	682,780
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	12,333	296,362
News Corp., Class A	39,613	851,283
News Corp., Class B	21,231	467,082
Common Stocks (continued)
Issuer	Shares	Value ($)
Omnicom Group, Inc.	86	6,967
Paramount Global, Class A	3,915	71,879
Paramount Global, Class B	81,905	1,235,946
Total		83,687,939
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(b)	100,741	13,725,961
Total Communication Services		267,626,813
Consumer Discretionary 8.5%
Auto Components 1.1%
Aptiv PLC(b)	19,638	1,992,275
Autoliv, Inc.	16,495	1,609,912
BorgWarner, Inc.	475,455	19,374,792
Gentex Corp.	35,624	1,163,480
Lear Corp.	166,735	24,024,846
Phinia, Inc.(b)	16,574	460,757
Total		48,626,062
Automobiles 1.2%
Ford Motor Co.	569,256	6,905,075
General Motors Co.	1,371,165	45,947,739
Total		52,852,814
Broadline Retail 0.8%
Amazon.com, Inc.(b)	235,191	32,458,710
eBay, Inc.	43,362	1,941,750
Total		34,400,460
Distributors 0.3%
Genuine Parts Co.	39,747	6,110,306
LKQ Corp.	104,488	5,488,755
Total		11,599,061
Hotels, Restaurants & Leisure 0.7%
Aramark	45,023	1,673,955
Caesars Entertainment, Inc.(b)	11,460	633,280
Carnival Corp.(b)	122,961	1,945,243
Hyatt Hotels Corp., Class A	5,864	659,172
McDonald’s Corp.	70,135	19,718,455
2	Multi-Manager Value Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MGM Resorts International	82,729	3,638,422
Royal Caribbean Cruises Ltd.(b)	22,228	2,199,238
Total		30,467,765
Household Durables 1.9%
D.R. Horton, Inc.	126,147	15,014,016
Garmin Ltd.	36,640	3,884,573
Lennar Corp., Class A	89,215	10,624,614
Lennar Corp., Class B	6,679	712,382
Mohawk Industries, Inc.(b)	7,591	769,652
NVR, Inc.(b)	6,335	40,400,386
PulteGroup, Inc.	82,663	6,783,326
Toll Brothers, Inc.	1,937	158,698
Whirlpool Corp.	20,193	2,826,212
Total		81,173,859
Leisure Products 0.0%
Hasbro, Inc.	3,197	230,184
Specialty Retail 2.3%
Advance Auto Parts, Inc.	10,353	712,493
CarMax, Inc.(b)	451,442	36,873,783
Dick’s Sporting Goods, Inc.	1,132	131,697
Home Depot, Inc. (The)	190,315	62,861,044
Lithia Motors, Inc., Class A	3,067	944,697
Penske Automotive Group, Inc.	8,726	1,433,682
Total		102,957,396
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.(b)	1,180	61,938
NIKE, Inc., Class B	67,651	6,880,783
Ralph Lauren Corp.	6,915	806,497
Tapestry, Inc.	23,496	782,887
Total		8,532,105
Total Consumer Discretionary		370,839,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.7%
Beverages 1.8%
Coca-Cola Co. (The)	287,602	17,207,228
Constellation Brands, Inc., Class A	15,365	4,003,504
Keurig Dr. Pepper, Inc.	44,191	1,487,027
Molson Coors Beverage Co., Class B	26,873	1,706,167
PepsiCo, Inc.	303,859	54,062,593
Total		78,466,519
Consumer Staples Distribution & Retail 1.6%
Casey’s General Stores, Inc.	2,046	500,063
Dollar Tree, Inc.(b)	46,435	5,681,787
Kroger Co. (The)	230,112	10,674,896
Performance Food Group, Inc.(b)	7,104	441,372
Target Corp.	179,899	22,766,218
U.S. Foods Holding Corp.(b)	40,272	1,628,197
Walgreens Boots Alliance, Inc.	57,994	1,467,828
Walmart, Inc.	160,622	26,118,743
Total		69,279,104
Food Products 1.2%
Archer-Daniels-Midland Co.	68,787	5,454,809
Bunge Ltd.	46,998	5,372,811
Campbell Soup Co.	12,490	520,833
ConAgra Foods, Inc.	67,427	2,014,719
Darling Ingredients, Inc.(b)	26,581	1,641,643
General Mills, Inc.	91,100	6,163,826
Hormel Foods Corp.	20,060	774,115
Ingredion, Inc.	349	35,916
JM Smucker Co. (The)	15,942	2,310,793
Kraft Heinz Co. (The)	43,388	1,435,709
McCormick & Co., Inc.	2,137	175,405
Mondelez International, Inc., Class A	312,729	22,285,068
Pilgrim’s Pride Corp.(b)	284	7,145
Post Holdings, Inc.(b)	1,436	128,824
Tyson Foods, Inc., Class A	80,532	4,289,940
Total		52,611,556
Household Products 0.7%
Procter & Gamble Co. (The)	187,257	28,901,245

Multi-Manager Value Strategies Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.0%
BellRing Brands, Inc.(b)	8,344	346,276
Coty, Inc., Class A(b)	9,303	107,543
Total		453,819
Tobacco 0.4%
Philip Morris International, Inc.	179,823	17,273,797
Total Consumer Staples		246,986,040
Energy 10.2%
Energy Equipment & Services 0.1%
Baker Hughes Co.	150,571	5,449,164
Schlumberger NV	5,611	330,825
TechnipFMC PLC	48,738	927,971
Total		6,707,960
Oil, Gas & Consumable Fuels 10.1%
Chevron Corp.	728,605	117,378,266
ConocoPhillips Co.	772,800	91,986,384
Coterra Energy, Inc.	79,817	2,250,041
Devon Energy Corp.	53,203	2,718,141
Diamondback Energy, Inc.	111,842	16,975,379
EOG Resources, Inc.	245,229	31,541,354
Exxon Mobil Corp.	978,401	108,788,407
Hess Corp.	1,474	227,733
Kinder Morgan, Inc.	245,204	4,222,413
Marathon Oil Corp.	145,822	3,842,410
Marathon Petroleum Corp.	81,850	11,685,725
Occidental Petroleum Corp.	77,029	4,836,651
ONEOK, Inc.	1,861	121,337
Ovintiv, Inc.	40,031	1,879,856
Phillips 66	43,453	4,960,594
Pioneer Natural Resources Co.	29,886	7,110,776
Valero Energy Corp.	164,610	21,382,839
Vitesse Energy, Inc.	1,560	36,254
Williams Companies, Inc. (The)	218,287	7,537,450
Total		439,482,010
Total Energy		446,189,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 20.3%
Banks 7.3%
Bank of America Corp.	2,722,889	78,065,228
Citigroup, Inc.	134,770	5,564,653
Citizens Financial Group, Inc.	56,240	1,582,031
East West Bancorp, Inc.	6,605	365,521
Fifth Third Bancorp	149,775	3,976,526
First Citizens BancShares Inc., Class A	558	759,103
First Horizon Corp.	7,895	99,082
Huntington Bancshares, Inc.	215,680	2,391,891
JPMorgan Chase & Co.	704,765	103,128,262
KeyCorp	232,694	2,636,423
M&T Bank Corp.	11,504	1,438,575
PNC Financial Services Group, Inc. (The)	135,625	16,374,006
Prosperity Bancshares, Inc.	622	35,336
Regions Financial Corp.	250,269	4,589,934
Truist Financial Corp.	1,199,465	36,643,656
U.S. Bancorp	161,929	5,915,266
Webster Financial Corp.	7,806	331,053
Wells Fargo & Co.	1,364,992	56,360,520
Zions Bancorp	3,407	120,949
Total		320,378,015
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	163,162	7,321,079
BlackRock, Inc.	20,890	14,634,281
Blackstone, Inc.	47,326	5,034,067
Carlyle Group, Inc. (The)	18,356	593,817
CME Group, Inc.	74,900	15,180,732
Franklin Resources, Inc.	66,008	1,765,054
Goldman Sachs Group, Inc. (The)	43,469	14,245,226
Intercontinental Exchange, Inc.	4,801	566,470
Invesco Ltd.	14,455	230,124
Jefferies Financial Group, Inc.	13,256	473,107
KKR & Co., Inc., Class A	808,561	50,785,716
Morgan Stanley	336,070	28,616,360
Nasdaq, Inc.	467,010	24,508,685
Northern Trust Corp.	13,892	1,056,764

4	Multi-Manager Value Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Raymond James Financial, Inc.	9,092	950,932
State Street Corp.	57,672	3,964,373
Total		169,926,787
Consumer Finance 0.4%
Ally Financial, Inc.	104,256	2,886,849
Capital One Financial Corp.	92,968	9,518,993
Discover Financial Services	31,652	2,850,896
Synchrony Financial	118,486	3,824,728
Total		19,081,466
Financial Services 2.8%
Apollo Global Management, Inc.	5,640	492,598
Berkshire Hathaway, Inc., Class B(b)	179,297	64,582,780
Block, Inc., Class A(b)	7,474	430,876
Equitable Holdings, Inc.	219	6,307
Fidelity National Information Services, Inc.	74,366	4,154,085
Fiserv, Inc.(b)	43,411	5,269,661
Global Payments, Inc.	16,158	2,047,057
PayPal Holdings, Inc.(b)	8,120	507,581
Visa, Inc., Class A	175,724	43,171,872
Total		120,662,817
Insurance 5.9%
Aflac, Inc.	101,731	7,586,081
Allstate Corp. (The)	350,493	37,786,650
American Financial Group, Inc.	1,243	144,089
American International Group, Inc.	1,331,022	77,891,407
Arch Capital Group Ltd.(b)	51,657	3,970,357
Assurant, Inc.	6,544	911,776
Axis Capital Holdings Ltd.	98	5,376
Chubb Ltd.	129,981	26,109,283
CNA Financial Corp.	3,492	137,340
Everest Group Ltd.	4,525	1,632,077
F&G Annuities & Life, Inc.	5,189	146,901
Fidelity National Financial, Inc.	76,310	3,159,234
Globe Life, Inc.	18,240	2,035,037
Hartford Financial Services Group, Inc. (The)	375,881	26,995,773
Loews Corp.	31,217	1,938,264
Markel Group, Inc.(b)	666	984,961
Marsh & McLennan Companies, Inc.	221,868	43,262,041
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	28,634	1,813,678
Old Republic International Corp.	28,849	789,020
Principal Financial Group, Inc.	54,334	4,222,295
Prudential Financial, Inc.	52,736	4,992,517
Reinsurance Group of America, Inc.	523	72,498
Travelers Companies, Inc. (The)	54,888	8,849,592
Unum Group	4,025	197,990
Willis Towers Watson PLC	1,859	384,367
WR Berkley Corp.	6,168	381,552
Total		256,400,156
Total Financials		886,449,241
Health Care 14.9%
Biotechnology 1.9%
AbbVie, Inc.	301,379	44,290,658
Biogen, Inc.(b)	36,348	9,718,001
Gilead Sciences, Inc.	149,035	11,398,197
Incyte Corp.(b)	1,345	86,793
Moderna, Inc.(b)	46,165	5,219,877
Regeneron Pharmaceuticals, Inc.(b)	11,952	9,878,208
United Therapeutics Corp.(b)	5,345	1,199,204
Vertex Pharmaceuticals, Inc.(b)	1,230	428,458
Total		82,219,396
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	540,578	55,625,476
Baxter International, Inc.	60,715	2,465,029
Becton Dickinson & Co.	193,850	54,171,382
Boston Scientific Corp.(b)	15,690	846,319
Cooper Companies, Inc. (The)	1,616	597,904
GE HealthCare Technologies, Inc.	43,583	3,070,422
Hologic, Inc.(b)	34,009	2,541,833
Medtronic PLC	620,833	50,597,890
STERIS PLC	12,626	2,898,803
Stryker Corp.	76,281	21,629,478
Teleflex, Inc.	2,191	466,113
Zimmer Biomet Holdings, Inc.	25,473	3,034,344
Total		197,944,993

Multi-Manager Value Strategies Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.2%
Centene Corp.(b)	58,166	3,585,934
Cigna Group (The)	83,968	23,197,000
CVS Health Corp.	219,446	14,301,296
Elevance Health, Inc.	71,823	31,746,484
HCA Healthcare, Inc.	124,995	34,661,113
Henry Schein, Inc.(b)	38,024	2,910,357
Humana, Inc.	74,518	34,399,744
Laboratory Corp. of America Holdings	50,187	10,443,915
McKesson Corp.	5,309	2,189,007
Quest Diagnostics, Inc.	43,722	5,749,443
UnitedHealth Group, Inc.	37,840	18,033,787
Universal Health Services, Inc., Class B	26,871	3,619,524
Total		184,837,604
Life Sciences Tools & Services 0.9%
Avantor, Inc.(b)	30,299	655,973
Bio-Rad Laboratories, Inc., Class A(b)	2,694	1,078,139
Charles River Laboratories International, Inc.(b)	3,159	653,345
Danaher Corp.	62,446	16,548,190
Fortrea Holdings, Inc.(b)	34,080	938,904
Revvity, Inc.	15,737	1,841,701
Thermo Fisher Scientific, Inc.	29,539	16,456,177
Total		38,172,429
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	443,804	27,360,517
Catalent, Inc.(b)	6,266	313,112
Jazz Pharmaceuticals PLC(b)	12,786	1,833,001
Johnson & Johnson	194,056	31,374,974
Merck & Co., Inc.	214,167	23,339,920
Pfizer, Inc.	1,662,430	58,816,773
Viatris, Inc.	203,802	2,190,871
Total		145,229,168
Total Health Care		648,403,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.9%
Aerospace & Defense 1.8%
General Dynamics Corp.	28,674	6,498,675
Howmet Aerospace, Inc.	60,241	2,980,122
Huntington Ingalls Industries, Inc.	5,304	1,168,577
L3Harris Technologies, Inc.	138,143	24,601,887
Lockheed Martin Corp.	30,430	13,643,291
Northrop Grumman Corp.	38,970	16,877,517
RTX Corp.	115,610	9,947,085
Textron, Inc.	54,703	4,250,970
Total		79,968,124
Air Freight & Logistics 0.7%
FedEx Corp.	42,255	11,029,400
GXO Logistics, Inc.(b)	6,109	390,793
United Parcel Service, Inc., Class B	112,921	19,128,817
Total		30,549,010
Building Products 1.3%
Builders FirstSource, Inc.(b)	47,462	6,883,889
Carlisle Companies, Inc.	8,175	2,150,189
Carrier Global Corp.	425,252	24,430,727
Fortune Brands Innovations, Inc.	29,167	2,013,106
Johnson Controls International PLC	93,788	5,539,119
MasterBrand, Inc.(b)	29,167	373,629
Owens Corning	26,387	3,797,353
Trane Technologies PLC	54,650	11,217,459
Total		56,405,471
Commercial Services & Supplies 1.0%
Republic Services, Inc.	98,941	14,260,366
Waste Management, Inc.	199,074	31,210,822
Total		45,471,188
Construction & Engineering 0.3%
AECOM	28,741	2,522,023
Arcosa, Inc.	165	12,906
Quanta Services, Inc.	40,721	8,546,116
Total		11,081,045

6	Multi-Manager Value Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.3%
Acuity Brands, Inc.	34	5,484
AMETEK, Inc.	16,095	2,567,313
Eaton Corp. PLC	129,995	29,946,948
Emerson Electric Co.	62	6,092
Hubbell, Inc.	644	209,976
Regal Rexnord Corp.	142,054	23,039,738
Sensata Technologies Holding	20,040	753,905
Total		56,529,456
Ground Transportation 1.6%
CSX Corp.	206	6,221
Knight-Swift Transportation Holdings, Inc.	7,444	408,080
Norfolk Southern Corp.	40,737	8,351,493
U-Haul Holding Co.	5,483	312,367
U-Haul Holding Co.	48,155	2,563,772
Union Pacific Corp.	259,611	57,262,398
Total		68,904,331
Industrial Conglomerates 1.2%
3M Co.	48,906	5,216,803
General Electric Co.	72,136	8,256,687
Honeywell International, Inc.	208,444	39,174,965
Total		52,648,455
Machinery 4.7%
AGCO Corp.	21,789	2,822,329
Caterpillar, Inc.	136,030	38,242,114
Cummins, Inc.	79,557	18,301,292
Deere & Co.	70,650	29,032,911
Dover Corp.	18,592	2,757,194
Fortive Corp.	42,114	3,320,689
Illinois Tool Works, Inc.	32,713	8,091,561
Ingersoll Rand, Inc.	48,131	3,350,399
Middleby Corp. (The)(b)	3,685	536,499
Otis Worldwide Corp.	54,838	4,691,391
PACCAR, Inc.	143,380	11,798,740
Parker-Hannifin Corp.	163,561	68,188,581
Pentair PLC	46,342	3,255,989
Snap-On, Inc.	18,739	5,033,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Stanley Black & Decker, Inc.	19,711	1,860,324
Westinghouse Air Brake Technologies Corp.	22,138	2,490,968
Total		203,774,276
Passenger Airlines 0.2%
Delta Air Lines, Inc.	108,574	4,655,653
Southwest Airlines Co.	101,267	3,200,037
United Airlines Holdings, Inc.(b)	43,849	2,184,119
Total		10,039,809
Professional Services 1.3%
Automatic Data Processing, Inc.	47,139	12,002,061
Booz Allen Hamilton Holding Corp.	50,028	5,668,673
Concentrix Corp.	3,614	288,506
Jacobs Solutions, Inc.	17,527	2,362,990
Leidos Holdings, Inc.	42,400	4,134,424
SS&C Technologies Holdings, Inc.	596,187	34,233,057
TransUnion	1,500	121,830
Total		58,811,541
Trading Companies & Distributors 0.5%
Ferguson PLC	72,621	11,732,649
United Rentals, Inc.	18,295	8,718,299
WESCO International, Inc.	3,671	594,151
Total		21,045,099
Total Industrials		695,227,805
Information Technology 8.8%
Communications Equipment 0.8%
Cisco Systems, Inc.	585,808	33,596,089
F5, Inc.(b)	668	109,325
Juniper Networks, Inc.	44,440	1,294,093
Total		34,999,507
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.(b)	16,208	2,162,633
Avnet, Inc.	268	13,601
Corning, Inc.	255,656	8,390,630
Flex Ltd.(b)	81,764	2,255,869
IPG Photonics Corp.(b)	223	24,164
Jabil, Inc.	18,328	2,097,090
TD SYNNEX Corp.	5,786	588,726

Multi-Manager Value Strategies Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TE Connectivity Ltd.	46,160	6,111,122
Teledyne Technologies, Inc.(b)	2,904	1,214,743
Total		22,858,578
IT Services 1.1%
Accenture PLC, Class A	44,404	14,376,683
Akamai Technologies, Inc.(b)	15,026	1,579,082
Amdocs Ltd.	31,789	2,835,579
Cognizant Technology Solutions Corp., Class A	130,283	9,329,566
International Business Machines Corp.	125,350	18,405,140
Kyndryl Holdings, Inc.(b)	3,420	57,730
Twilio, Inc., Class A(b)	1,217	77,535
Total		46,661,315
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.(b)	62,977	6,657,928
Analog Devices, Inc.	165,015	29,996,427
Broadcom, Inc.	38,784	35,793,366
Intel Corp.	373,805	13,135,508
KLA Corp.	43,641	21,902,109
Lam Research Corp.	26,319	18,486,466
Marvell Technology, Inc.	61,411	3,577,191
Microchip Technology, Inc.	186,334	15,249,574
Micron Technology, Inc.	78,380	5,481,897
ON Semiconductor Corp.(b)	2,425	238,765
Qorvo, Inc.(b)	14,642	1,572,404
Skyworks Solutions, Inc.	32,797	3,566,346
Texas Instruments, Inc.	278,919	46,875,127
Total		202,533,108
Software 1.6%
Black Knight, Inc.(b)	2,911	220,537
Dolby Laboratories, Inc., Class A	659	55,666
Microsoft Corp.	171,164	56,100,713
Roper Technologies, Inc.	1,320	658,759
Salesforce, Inc.(b)	46,140	10,218,164
Total		67,253,839
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	372,558	6,329,761
HP, Inc.	37,320	1,108,777
Western Digital Corp.(b)	42,930	1,931,850
Total		9,370,388
Total Information Technology		383,676,735
Materials 5.0%
Chemicals 2.3%
Air Products & Chemicals, Inc.	20,559	6,074,979
Albemarle Corp.	17,036	3,385,223
Celanese Corp., Class A	4,819	608,929
CF Industries Holdings, Inc.	42,812	3,299,521
Corteva, Inc.	46,966	2,372,253
Dow, Inc.	177,095	9,662,303
DuPont de Nemours, Inc.	47,436	3,647,354
Eastman Chemical Co.	46,835	3,981,443
FMC Corp.	1,431	123,395
International Flavors & Fragrances, Inc.	23,348	1,644,867
Linde PLC	86,863	33,619,455
LyondellBasell Industries NV, Class A	98,970	9,775,267
Mosaic Co. (The)	78,129	3,035,312
PPG Industries, Inc.	97,035	13,755,682
Sherwin-Williams Co. (The)	16,636	4,520,334
Westlake Corp.	19,870	2,602,573
Total		102,108,890
Construction Materials 0.6%
Martin Marietta Materials, Inc.	52,374	23,380,277
Vulcan Materials Co.	17,470	3,812,828
Total		27,193,105
Containers & Packaging 0.5%
Amcor PLC	87,734	854,529
Avery Dennison Corp.	40,461	7,622,043
International Paper Co.	119,659	4,178,492
Packaging Corp. of America	46,307	6,904,374
Sonoco Products Co.	212	12,179
WestRock Co.	37,102	1,213,607
Total		20,785,224

8	Multi-Manager Value Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.6%
Cleveland-Cliffs, Inc.(b)	63,354	968,683
Freeport-McMoRan, Inc.	998,995	39,869,890
Newmont Corp.	112,078	4,418,115
Nucor Corp.	62,476	10,752,120
Reliance Steel & Aluminum Co.	20,889	5,952,529
Royal Gold, Inc.	389	43,603
Steel Dynamics, Inc.	69,270	7,383,489
Total		69,388,429
Paper & Forest Products 0.0%
Sylvamo Corp.	134	5,597
Total Materials		219,481,245
Real Estate 1.1%
Industrial REITs 0.1%
Prologis, Inc.	51,236	6,363,511
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(b)	77,682	6,606,854
Howard Hughes Holdings, Inc.(b)	259	20,370
Jones Lang LaSalle, Inc.(b)	12,564	2,171,059
Zillow Group, Inc., Class C(b)	10,447	544,916
Total		9,343,199
Residential REITs 0.2%
AvalonBay Communities, Inc.	34,714	6,381,128
Specialized REITs 0.6%
Public Storage	21,681	5,992,195
SBA Communications Corp.	87,052	19,545,785
Total		25,537,980
Total Real Estate		47,625,818
Utilities 1.9%
Electric Utilities 1.0%
American Electric Power Co., Inc.	104,638	8,203,619
Entergy Corp.	78,971	7,521,988
Eversource Energy	74,793	4,773,289
NextEra Energy, Inc.	141,582	9,457,678
Common Stocks (continued)
Issuer	Shares	Value ($)
NRG Energy, Inc.	42,608	1,599,930
Southern Co. (The)	136,139	9,220,695
Xcel Energy, Inc.	55,172	3,151,976
Total		43,929,175
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	63,624	1,999,066
Multi-Utilities 0.9%
Ameren Corp.	83,171	6,592,965
CMS Energy Corp.	91,038	5,115,425
Dominion Energy, Inc.	322,295	15,644,200
DTE Energy Co.	40,085	4,143,987
WEC Energy Group, Inc.	84,962	7,147,004
Total		38,643,581
Total Utilities		84,571,822
Total Common Stocks (Cost $3,533,569,901)		4,297,078,785

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(d),(e)	50,241,323	50,226,250
Total Money Market Funds (Cost $50,223,768)		50,226,250
Total Investments in Securities (Cost: $3,583,793,669)		4,347,305,035
Other Assets & Liabilities, Net		21,265,710
Net Assets		4,368,570,745

Multi-Manager Value Strategies Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	79,035,885	111,442,881	(140,255,620)	3,104	50,226,250	15,371	1,168,502	50,241,323
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Multi-Manager Value Strategies Fund | First Quarter Report 2023

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1QT116_05_N01_(10/23)